Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables

Trade and other payables consist of the following:

	June 30, 2025	December 31, 2024
	EUR	EUR
Current liabilities
Trade and other payables	6,516,787	1,302,613
Trade and other payables – related parties	384,299	162,180
Subtotal	6,901,086	1,464,793
Non-current liabilities
Trade and other payables	4,788,639	763
Subtotal	4,788,639	763
Total liabilities	11,689,725	1,465,556